Pension and Non-pension Post-employment Benefit Plans - Surplus (Deficit) in Defined Benefit Pension and Other Benefit Plans (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Plan assets, end of year	$ 380.1	$ 330.3
Plan assets, at fair value	380.1	330.3
Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Accrued benefit obligations, end of year	(396.9)	(346.0)
Plan assets, end of year	378.1	328.5
Excess (deficiency) of plan assets over accrued benefit obligations	(18.8)	(17.5)
Defined benefit obligation, at present value	396.9	346.0
Plan assets, at fair value	378.1	328.5
Surplus (deficit) in plan	(18.8)	(17.5)
Other benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Accrued benefit obligations, end of year	(95.6)	(87.4)
Plan assets, end of year	2.0	1.8
Excess (deficiency) of plan assets over accrued benefit obligations	(93.6)	(85.6)
Defined benefit obligation, at present value	95.6	87.4
Plan assets, at fair value	2.0	1.8
Surplus (deficit) in plan	$ (93.6)	$ (85.6)